******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09303
Reporting Period: 07/01/2011 - 06/30/2012
Kinetics Mutual Funds


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number:  811-09303

Kinetics Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

555 Taxter Road, Suite 175, Elmsford, NY  10523
(Address of principal executive offices)  (Zip code)


Jay Kesslen
555 Taxter Road Suite 175
Elmsford, NY 10523
(Name and address of agent for service)


Registrants telephone number, including area code: 1-914-703-6900

Date of fiscal year end:  12/31

Date of reporting period: 07/01/2011  06/30/2012



ITEM 1.  PROXY VOTING RECORD

The funds of Kinetics Mutual Funds, Inc. are feeder funds that hold shares in the master portfolios of Kinetics Portfolios Trust (the "Trust"). For the voting record of the Trust's master portfolios, please see Form N-PX filed on Edgar on 08/30/2012 by Kinetics Portfolios Trust, CIK # 0001113229.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant:  Kinetics Mutual Funds, Inc.


By (Signature and Title):  /s/ Peter B. Doyle
                               Peter B. Doyle
                               President


Date:  August 28, 2012